Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	$ 4,736
Balance at end of year	4,870	$ 4,736	$ 4,455	$ 4,870	$ 4,455
Loans	4,520	4,409	4,191	4,520	4,191	$ 4,392
Undrawn credit facilities and other off-balance sheet exposures	350	327	264	350	264
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	525	574	472	574	449
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(24)	(29)	(24)	(53)	(40)
Provision for (reversal of) credit losses changes in model	(57)	(63)		(120)
Provision for (reversal of) credit losses net remeasurement	98	57	55	155	94
Total provision for (reversal of) credit losses	17	(35)	31	(18)	54
Write-offs	(8)	(3)	(2)	(11)	(4)
Recoveries	1	2		3	3
Interest income on impaired loans	(11)	(10)	(9)	(21)	(17)
Foreign exchange and other	1	(3)	(10)	(2)	(3)
Balance at end of year	525	525	482	525	482
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,275	1,235	1,095	1,235	983
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(12)	(10)	(12)	(22)	(17)
Provision for (reversal of) credit losses changes in model			26		82
Provision for (reversal of) credit losses net remeasurement	222	185	121	407	301
Total provision for (reversal of) credit losses	210	175	135	385	366
Write-offs	(159)	(147)	(149)	(306)	(287)
Recoveries	21	20	24	41	41
Interest income on impaired loans	(2)	(2)	(2)	(4)	(4)
Foreign exchange and other	5	(6)	(8)	(1)	(4)
Balance at end of year	1,350	1,275	1,095	1,350	1,095
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,142	1,048	960	1,048	955
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(3)	(5)	(1)	(8)	4
Provision for (reversal of) credit losses changes in model		42		42	6
Provision for (reversal of) credit losses net remeasurement	240	263	218	503	381
Total provision for (reversal of) credit losses	237	300	217	537	391
Write-offs	(270)	(247)	(221)	(517)	(425)
Recoveries	40	41	37	81	72
Balance at end of year	1,149	1,142	993	1,149	993
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,794	1,882	1,849	1,882	1,727
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(39)	(25)	(28)	(64)	(57)
Provision for (reversal of) credit losses changes in model			3		3
Provision for (reversal of) credit losses net remeasurement	180	153	247	333	421
Total provision for (reversal of) credit losses	141	128	222	269	367
Write-offs	(68)	(170)	(85)	(238)	(162)
Recoveries	9	7	3	16	17
Interest income on impaired loans	(27)	(27)	(24)	(54)	(47)
Foreign exchange and other	(3)	(26)	(80)	(29)	(17)
Balance at end of year	1,846	1,794	1,885	1,846	1,885
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,033
Balance at end of year	1,038	1,033	958	1,038	958
Loans	896	895	844	896	844
Undrawn credit facilities and other off-balance sheet exposures	142	138	114	142	114
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	96	100	91	100	89
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	4	3	3	7	7
Provision for (reversal of) credit losses net remeasurement	(36)	(39)	(35)	(75)	(73)
Transfers to 12-month ECL	40	36	38	76	74
Transfers to lifetime ECL performing	(3)	(3)	(2)	(6)	(4)
Total provision for (reversal of) credit losses	5	(3)	4	2	4
Foreign exchange and other		(1)	(3)	(1)	(1)
Balance at end of year	101	96	92	101	92
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	249	247	228	247	247
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	8	9	9	17	16
Provision for (reversal of) credit losses changes in model			5		(15)
Provision for (reversal of) credit losses net remeasurement	(122)	(142)	(198)	(264)	(317)
Transfers to 12-month ECL	133	154	211	287	339
Transfers to lifetime ECL performing	(21)	(17)	(10)	(38)	(25)
Transfers to lifetime ECL credit-impaired	(1)	(1)	(1)	(2)	(2)
Total provision for (reversal of) credit losses	(3)	3	16		(4)
Foreign exchange and other	5	(1)	(2)	4	(1)
Balance at end of year	251	249	242	251	242
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	281	331	277	331	295
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	3	5	9	8	19
Provision for (reversal of) credit losses changes in model		(45)		(45)	(26)
Provision for (reversal of) credit losses net remeasurement	(168)	(201)	(225)	(369)	(438)
Transfers to 12-month ECL	181	217	250	398	482
Transfers to lifetime ECL performing	(21)	(25)	(19)	(46)	(40)
Transfers to lifetime ECL credit-impaired	(2)	(1)	(1)	(3)	(1)
Total provision for (reversal of) credit losses	(7)	(50)	14	(57)	(4)
Balance at end of year	274	281	291	274	291
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	407	452	320	452	265
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	8	6	7	14	21
Provision for (reversal of) credit losses changes in model			1		1
Provision for (reversal of) credit losses net remeasurement	(30)	(52)	3	(82)	(5)
Transfers to 12-month ECL	43	30	30	73	77
Transfers to lifetime ECL performing	(12)	(17)	(15)	(29)	(22)
Transfers to lifetime ECL credit-impaired		(3)		(3)
Total provision for (reversal of) credit losses	9	(36)	26	(27)	72
Foreign exchange and other	(4)	(9)	(13)	(13)	(4)
Balance at end of year	412	407	333	412	333
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	2,731
Balance at end of year	2,782	2,731	2,584	2,782	2,584
Loans	2,580	2,548	2,443	2,580	2,443
Undrawn credit facilities and other off-balance sheet exposures	202	183	141	202	141
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	160	168	128	168	126
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(5)	(9)	(6)	(14)	(11)
Provision for (reversal of) credit losses net remeasurement	42	31	42	73	78
Transfers to 12-month ECL	(37)	(33)	(35)	(70)	(70)
Transfers to lifetime ECL performing	9	7	6	16	13
Transfers to lifetime ECL credit-impaired	(2)	(4)	(3)	(6)	(5)
Total provision for (reversal of) credit losses	7	(8)	4	(1)	5
Foreign exchange and other					1
Balance at end of year	167	160	132	167	132
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	833	803	680	803	546
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(12)	(11)	(14)	(23)	(19)
Provision for (reversal of) credit losses changes in model			21		97
Provision for (reversal of) credit losses net remeasurement	200	197	171	397	358
Transfers to 12-month ECL	(131)	(152)	(208)	(283)	(334)
Transfers to lifetime ECL performing	25	20	14	45	37
Transfers to lifetime ECL credit-impaired	(20)	(19)	(17)	(39)	(36)
Total provision for (reversal of) credit losses	62	35	(33)	97	103
Foreign exchange and other	(2)	(5)		(7)	(2)
Balance at end of year	893	833	647	893	647
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	861	717	683	717	660
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(6)	(10)	(10)	(16)	(15)
Provision for (reversal of) credit losses changes in model		87		87	32
Provision for (reversal of) credit losses net remeasurement	290	361	351	651	615
Transfers to 12-month ECL	(181)	(217)	(250)	(398)	(482)
Transfers to lifetime ECL performing	21	25	19	46	40
Transfers to lifetime ECL credit-impaired	(110)	(102)	(91)	(212)	(148)
Total provision for (reversal of) credit losses	14	144	19	158	42
Balance at end of year	875	861	702	875	702
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	877	932	1,057	932	1,061
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(40)	(23)	(23)	(63)	(45)
Provision for (reversal of) credit losses changes in model			2		2
Provision for (reversal of) credit losses net remeasurement	61	19	139	80	218
Transfers to 12-month ECL	(43)	(29)	(29)	(72)	(74)
Transfers to lifetime ECL performing	13	26	16	39	25
Transfers to lifetime ECL credit-impaired	(21)	(30)	(13)	(51)	(75)
Total provision for (reversal of) credit losses	(30)	(37)	92	(67)	51
Foreign exchange and other		(18)	(46)	(18)	(9)
Balance at end of year	847	877	1,103	847	1,103
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	972
Balance at end of year	1,050	972	913	1,050	913
Loans	1,044	966	904	1,044	904
Undrawn credit facilities and other off-balance sheet exposures	6	6	9	6	9
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	269	306	253	306	234
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(23)	(23)	(21)	(46)	(36)
Provision for (reversal of) credit losses changes in model	(57)	(63)		(120)
Provision for (reversal of) credit losses net remeasurement	92	65	48	157	89
Transfers to 12-month ECL	(3)	(3)	(3)	(6)	(4)
Transfers to lifetime ECL performing	(6)	(4)	(4)	(10)	(9)
Transfers to lifetime ECL credit-impaired	2	4	3	6	5
Total provision for (reversal of) credit losses	5	(24)	23	(19)	45
Write-offs	(8)	(3)	(2)	(11)	(4)
Recoveries	1	2		3	3
Interest income on impaired loans	(11)	(10)	(9)	(21)	(17)
Foreign exchange and other	1	(2)	(7)	(1)	(3)
Balance at end of year	257	269	258	257	258
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	193	185	187	185	190
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(8)	(8)	(7)	(16)	(14)
Provision for (reversal of) credit losses net remeasurement	144	130	148	274	260
Transfers to 12-month ECL	(2)	(2)	(3)	(4)	(5)
Transfers to lifetime ECL performing	(4)	(3)	(4)	(7)	(12)
Transfers to lifetime ECL credit-impaired	21	20	18	41	38
Total provision for (reversal of) credit losses	151	137	152	288	267
Write-offs	(159)	(147)	(149)	(306)	(287)
Recoveries	21	20	24	41	41
Interest income on impaired loans	(2)	(2)	(2)	(4)	(4)
Foreign exchange and other	2		(6)	2	(1)
Balance at end of year	206	193	206	206	206
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Provision for (reversal of) credit losses net remeasurement	118	103	92	221	204
Transfers to lifetime ECL credit-impaired	112	103	92	215	149
Total provision for (reversal of) credit losses	230	206	184	436	353
Write-offs	(270)	(247)	(221)	(517)	(425)
Recoveries	40	41	37	81	72
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	510	498	472	498	401
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(7)	(8)	(12)	(15)	(33)
Provision for (reversal of) credit losses net remeasurement	149	186	105	335	208
Transfers to 12-month ECL		(1)	(1)	(1)	(3)
Transfers to lifetime ECL performing	(1)	(9)	(1)	(10)	(3)
Transfers to lifetime ECL credit-impaired	21	33	13	54	75
Total provision for (reversal of) credit losses	162	201	104	363	244
Write-offs	(68)	(170)	(85)	(238)	(162)
Recoveries	9	7	3	16	17
Interest income on impaired loans	(27)	(27)	(24)	(54)	(47)
Foreign exchange and other	1	1	(21)	2	(4)
Balance at end of year	$ 587	$ 510	$ 449	$ 587	$ 449